Supplier Financing Arrangements	6 Months Ended
Jun. 30, 2026
Disclosure of financial liabilities that are part of supplier finance arrangements [abstract]
Supplier Financing Arrangements	9. Supplier Financing Arrangements
The Group has certain supplier financing arrangements or ‘reverse factoring’ arrangements in place. The principal purpose of these arrangements is to provide the supplier with the option to access liquidity earlier through the sale of its receivables due from the Group to a bank or other financial institution prior to their due date. Management has determined that the Group’s payables to these suppliers have neither been extinguished nor have the liabilities been significantly modified by these arrangements. The value of amounts payable, invoice due dates and other terms and conditions applicable, from the Group’s perspective, remain unaltered, with only the ultimate payee being changed. Non-cash movements were immaterial. The cash outflows in respect of these arrangements have been recognised within operating cash flows.

		As at 30 June		As at 31 December
		2026	2025	2025
		£m	£m	£m
Supplier Financing Arrangements
Total	Amounts available for financing reported within trade payables	129	115	296
	Amounts accepted by financial institutions for early financing	123	100	287
	Amounts for which suppliers have received payment	90	80	274
Analysed as:
Leaf payables	Amounts available for financing reported within trade payables	3	—	188
	Amounts accepted by financial institution for early financing	2	—	182
	Amounts for which suppliers have received payment	2	—	180
Other payables	Amounts available for financing reported within trade payables	126	115	108
	Amounts accepted by financial institution for early financing	121	100	105
	Amounts for which suppliers have received payment	88	80	94
There has been no significant change in the supplier due dates that were disclosed in note 25 on page 321 in the Annual Report and Accounts for the year ended 31 December 2025 and page 164 in the 2025 Form 20-F.